Interest expense and finance costs	3 Months Ended
Mar. 31, 2017
Interest Expense And Finance Costs [Abstract]
Interest expense and finance costs
4.	Interest expense and finance costs

	Three months ended
	Mar 31, 2017	Mar 31, 2016
Interest incurred	4,303,181	3,833,148
Amortization of deferred financing charges	607,740	600,463
	4,910,921	4,433,611